9. STOCKHOLDERS EQUITY (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Stockholders Equity Tables
Number of Options Outstanding, Ending	4,241,973	3,851,448	2,181,853	2,231,898
Options vested and exercisable at end of year	2,507,573
Unvested options expected to vest	1,504,254
Weighted Average Exercise Price Outstanding, Ending	$ 1.63	$ 1.99	$ 3.50	$ 4.05
Weighted Average Exercise Price Options vested and exercisable at end of year	$ 2.19
Weighted Average Exercise Price Unvested options expected to vest	$ 0.80
Weighted Average Remaining Term in Years Options outstanding at end of year	7 years 8 months 12 days
Weighted Average Remaining Term in Years Options vested and exercisable at end of year	6 years 9 months 18 days
Weighted Average Remaining Term in Years Unvested options expected to vest	8 years 9 months 18 days
Aggregate Intrinsic Value Options outstanding at end of	$ 694,711
Aggregate Intrinsic Value Options vested and exercisable at the end of year	373,709
Aggregate Intrinsic Value Unvested options expected to vest	$ 294,435